Other Comprehensive Income (Details) - Schedule of analysis of other comprehensive income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Comprehensive Income (Details) - Schedule of analysis of other comprehensive income [Line Items]
Beginning balance	S/ (62,909)	S/ (71,181)	S/ (64,295)
(Charge) credit for the year	(6,382)	8,272	(6,884)
Tax effects			(2)
Other comprehensive income of the year	(6,382)	8,272	(6,886)
Ending balance	(69,291)	(62,909)	(71,181)
Cash flow hedge [Member]
Other Comprehensive Income (Details) - Schedule of analysis of other comprehensive income [Line Items]
Beginning balance		594	588
(Charge) credit for the year		(594)	8
Tax effects			(2)
Other comprehensive income of the year		(594)	6
Ending balance			594
Foreign currency translations adjustment [Member]
Other Comprehensive Income (Details) - Schedule of analysis of other comprehensive income [Line Items]
Beginning balance	(61,124)	(69,282)	(62,390)
(Charge) credit for the year	(5,957)	8,158	(6,892)
Other comprehensive income of the year	(5,957)	8,158	(6,892)
Ending balance	(67,081)	(61,124)	(69,282)
Increase in fair value of available-for sale assets [Member]
Other Comprehensive Income (Details) - Schedule of analysis of other comprehensive income [Line Items]
Beginning balance	7,461	7,461	7,461
(Charge) credit for the year
Tax effects
Other comprehensive income of the year
Ending balance	7,461	7,461	7,461
Exchange difference from net investment in a foreign operation[Member]
Other Comprehensive Income (Details) - Schedule of analysis of other comprehensive income [Line Items]
Beginning balance	(9,246)	(9,954)	(9,954)
(Charge) credit for the year	(425)	708
Tax effects
Other comprehensive income of the year	(425)	708
Ending balance	S/ (9,671)	S/ (9,246)	S/ (9,954)